Related Party Transactions - Additional Information (Detail)					11 Months Ended
	Jun. 12, 2020 USD ($)	Jun. 08, 2020 USD ($) shares	Jun. 03, 2020 shares	Feb. 29, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares $ / shares	Jan. 12, 2021 USD ($) shares $ / shares	Jun. 11, 2020 $ / shares	Feb. 06, 2020 USD ($)	Feb. 05, 2020 shares
Related Party Transaction [Line Items]
Payments of offering costs | $					$ 430,701
Share issue price | $ / shares					$ 10.00		$ 10.00
Repayments of related party notes | $					$ 129,706
Forward purchase agreement, quantity agreed to purchase | shares						2,500,000
Sponsor
Related Party Transaction [Line Items]
Payments of offering costs | $				$ 25,000
Class A common stock, shares outstanding | shares			8,575,000
Debt Instrument, face amount | $								$ 300,000
Repayments of related party notes | $	$ 129,706
Thelma Duggin
Related Party Transaction [Line Items]
Number of founder shares transferred | shares			25,000
Working Capital Loans
Related Party Transaction [Line Items]
Threshold on conversion of working capital loan | $					1,500,000
Due to related parties, current | $					0
Administrative Support Agreement
Related Party Transaction [Line Items]
Related party transaction amounts of transaction | $		$ 10,000
Related party expense for administrative services | $					$ 70,000
HEC Master Fund LP | Forward Purchase Agreement
Related Party Transaction [Line Items]
Forward purchase agreement, quantity agreed to purchase | shares					5,000,000
Forward purchase agreement, purchase price per unit | $ / shares					$ 10.00	$ 10.00
Forward purchase agreement, purchase obligation | $					$ 50,000,000	$ 25,000,000
Maximum purchase obligation transferred to affiliates | $					$ 2,500,000
Common Class A
Related Party Transaction [Line Items]
Class A common stock, shares outstanding | shares					1,960,628
Common Class A | Sponsor
Related Party Transaction [Line Items]
Founder shares, conditions on transfer, threshold consecutive trading days					30 days
Founder shares, conditions on transfer, threshold number of days from business combination date					150 days
Common Class A | Sponsor | Minimum
Related Party Transaction [Line Items]
Share issue price | $ / shares					$ 12.00
Founder shares, conditions on transfer, threshold consecutive trading days					20 days
Common Class B
Related Party Transaction [Line Items]
Shares issued for services | shares					10,350,000
Class A common stock, shares outstanding | shares					10,350,000
Common stock split description		1:1.2 stock split
Common stock split conversion ratio		1.2
Conversion of stock shares converted | shares		10,350,000
Common Class B | Sponsor
Related Party Transaction [Line Items]
Shares issued for services | shares				8,625,000
Class A common stock, shares outstanding | shares					10,300,000
Common Class B | Director
Related Party Transaction [Line Items]
Class A common stock, shares outstanding | shares					50,000